Related Party Transactions - Schedule of Amounts Due To/from Stockholders (Q2) (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Majority Stockholders [Member] | Unsecured Notes [Member]
Debt instrument, variable rate	2.08%	2.08%